Prepayments, Deposits and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2026
Prepayments, Deposits and Other Current Assets [Abstract]
Schedule of Prepayments, Deposits and Other Current Assets

Prepayments, deposits and other current assets as of June 30, 2026 and 2025 consisted of the following:

	2026	2025
Deposits paid for land use right (Note 8)	$60,000,000	$-
Prepaid for marketing fee*	1,431,529	1,466,767
Tax receivable	1,372	253,037
Receivable from equity transfer**	-	151,285
Interest receivable	-	1,702,933
Other prepaid expenses and current assets	38,302	73,935
Total prepayments, deposits and other current assets	$61,471,203	$3,647,957

*	The Company entered into several agreements with its suppliers for designing, marketing, advertising and branding services. Prepaid marketing fees are amortized during the contract periods which are within 1 year. The amortization of prepaid marketing fees were as follows:
**	On October 29, 2024, the Company entered into an agreement to transfer its 75% ownership in Zhongrun to an unaffiliated individual for total consideration of RMB 1,087,500 (approximately $151,285). The consideration was recorded as prepayment, deposits and other current assets in the consolidated balance sheets. The transaction was completed on November 30, 2024, upon which Zhongrun ceased to be a subsidiary of the Company.

Schedule of Prepaid Marketing Fee	The amortization of prepaid marketing fees were as follows:
	2026	2025
Beginning balance	$1,466,767	$4,532,188
Marketing fees paid	2,361,224	2,936,324
Amortization of marketing fees	(2,468,553)	(5,984,507)
Foreign exchange difference	72,091	(17,238)
Ending balance	$1,431,529	$1,466,767